Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and June 30, 2024:
	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	31,525	-	-	31,525
	As of June 30, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	35,290	-	-	35,290

Schedule of Forth Types of Our Revenue	The following table sets forth types of our revenue for the periods indicated:
	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Live streaming - consumable virtual items revenue	640,740	671,308	92,375
Live streaming - time based virtual item revenue	11,890	12,516	1,722
Technical services and others	14,812	7,315	1,007
Total revenue	667,442	691,139	95,104

Schedule of Sets Forth Our Revenue	The following table sets forth our revenue by platforms for the periods indicated:
	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Showself	171,689	139,571	19,205
Lehai	100,818	188,100	25,883
Haixiu	121,639	143,525	19,750
Beelive	160,379	111,507	15,344
Hongle	98,105	101,121	13,915
Technical services and others	14,812	7,315	1,007
TOTAL	667,442	691,139	95,104